Vessel Operating Costs	12 Months Ended
Dec. 31, 2023
Vessel Operating Costs
Vessel Operating Costs

12. Vessel Operating Costs

An analysis of vessel operating costs is as follows:

	For the year ended
	December 31,
	2021	2022	2023
Crew costs	38,768	40,019	35,576
Technical maintenance expenses	19,342	16,030	17,591
Other operating expenses	17,223	16,314	14,586
Total	75,333	72,363	67,753